Right of Use Assets and Lease Liabilities - Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Right of Use Assets and Lease Liabilities
Total right of use assets, net	$ 22,823	$ 24,640
Lease liabilities
Current lease liabilities	3,770	4,020
Non-current lease liabilities	22,588	25,556
Total lease liabilities	$ 26,358	$ 29,576